Statements of Cash Flows (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash paid for interest	$ 0	$ 0	$ 1,361,000	$ 1,761,000
Cash paid for income taxes	0	0	109,000	1,000
Non-cash investing and financing activities
Accrued issuance costs				(1,000)
Change in accounts payable and accrued liabilities related to purchases of property and equipment	0	0	43	$ 212
Release of repurchase rights on early exercised options	$ 0	$ 0	$ 88